Alliance Revenue	6 Months Ended
Jun. 30, 2026
Alliance Revenue.
Alliance Revenue

Table 25: Alliance Revenue: H1 2026

For the half year ended 30 June
	2026	2025
	$m	$m
Enhertu	1,058	834
Tezspire	372	285
Beyfortus	123	109
Datroway	93	14
Other royalty revenue	51	48
Other Alliance Revenue	2	3
Total	1,699	1,293